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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2002
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:_____The Adams Express Company____
Address: _7 St. Paul Street, Suite 1140
__________Baltimore, MD 21202__________
__________________________________________
Form 13F File Number: 28-597_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: ___Christine M. Sloan____
Title: __Assistant Treasurer___
Phone: __(401) 752-5900________
Signature, Place, and Date of Signing:
__(signed)_Christine M. Sloan Baltimore, Md. October 18, 2002 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: __________0____
Form 13F Information Table Entry Total: ____92_____
Form 13F Information Table Value Total: $_ 825_____
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28- NONE____________ ________________________
[Repeat as necessary.]
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                           FORM 13F INFORMATION TABLE

COLUMN 1                              COLUMN 2   COLUMN 3   COLUMN 4        COLUMN 5        COL.  COLUMN 7         COLUMN 8
-------------------------------       --------   --------   --------   ------------------    6    --------  ----------------------
                                      TITLE OF               VALUE                         -----    OTHER
NAME OF ISSUER                         CLASS      CUSIP     (x$1000)                         --   MANAGERS
                                                                                           INVST
                                                                                             MT
                                                                                           DSCRE
                                                                                             TN
                                                                      SHARES/    SH/P PUT/                     VOTING AUTHORITY
                                                                      PRIN.AMT   RN   CALL
                                                                                                               SOLE    SHARE NONE
                                                                                                                         D
ABBOTT LABORATORIES                     COM      002824100     14,140    350,000 SH        SOLE                350,000
AFFYMETRIX INC.                         COM      00826T108      4,368    210,000 SH        SOLE                210,000
ALBEMARLE CORP                          COM      012653101      3,161    125,000 SH        SOLE                125,000
ALLTEL CORP                             COM      020039103      8,427    210,000 SH        SOLE                210,000
ALLTEL CORP                             PUT      020039953      1,605     40,000       PUT
AMBAC FINANCIAL GROUP, INC.             COM      023139108     21,556    400,000 SH        SOLE                400,000
AMERICAN INTL. GROUP INC.              COM      026874107     41,773    763,675 SH        SOLE                763,675
AMERICAN INTL. GROUP INC.              CALL     026874907        820     15,000      CALL
APPLERA CORP.                           COM      038020103      3,843    210,000 SH        SOLE                210,000
BJ WHOLESALE CLUB                       COM      05548J106      8,079    425,000 SH        SOLE                425,000
BJ WHOLESALE CLUB                       PUT      05548J956        475     25,000       PUT
BMC SOFTWARE INC.                       COM      055921100      4,052    310,000 SH        SOLE                310,000
BP PLC                                  ADRS     055622104     10,773    270,000 SH        SOLE                270,000
BANKNORTH GROUP, INC.                   COM      06646R107     11,258    474,000 SH        SOLE                474,000
BEA SYSTEMS INC.                        COM      073325102      2,072    400,000 SH        SOLE                400,000
BELLSOUTH CORP.                         COM      079860102      8,078    440,000 SH        SOLE                440,000
BLACK & DECKER CORP.                    COM      091797100     12,579    300,000 SH        SOLE                300,000
BLACK HILLS CORP.                       COM      092113109     10,738    410,000 SH        SOLE                410,000
BRINKER INTL INC.                      COM      109641100     13,339    515,000 SH        SOLE                515,000
BRISTOL MYERS SQUIBB                    COM      110122108      8,211    345,000 SH        SOLE                345,000
CINERGY CORP.                           COM      172474108     13,829    440,000 SH        SOLE                440,000
CISCO SYSTEMS, INC.                     COM      17275R102     18,392  1,755,000 SH        SOLE              1,755,000
CISCO SYSTEMS, INC.                     CALL     17275R902      2,096    200,000      CALL
CISCO SYSTEMS, INC.                     PUT      17275R952      3,144    300,000       PUT
COCA-COLA CO.                           COM      191216100      9,592    200,000 SH        SOLE                200,000
COCA-COLA CO.                           PUT      191216954        240      5,000       PUT
CORNING, INC.                           COM      219350105      1,872  1,170,000 SH          SOLE            1,170,000
DEAN FOODS CO.                          COM      242370104     18,991    477,400 SH          SOLE              477,400
DIAMONDCLUSTER INTER.                   COM      25278P106      1,622    497,500 SH          SOLE              497,500
DUKE ENERGY CORP                        COM      264399106      6,940    355,000 SH          SOLE              355,000
DUKE ENERGY 8.25% UNITS                 PFD      264399585      6,540    400,000 SH          SOLE              400,000
ENZON, INC.                             COM      293904108      1,924    100,000 SH          SOLE              100,000
ERICSSON (L.M.) TELEPHONE CO.           COM      294821400        720  2,000,000 SH          SOLE            2,000,000
EXXON MOBIL CORP.                       COM      30231G102      4,147    130,000 SH          SOLE              130,000
FEDERAL HOME LOAN MORTGAGE CORP.        COM      313400301      8,385    150,000 SH          SOLE              150,000
FEDERAL HOME LOAN MORTGAGE CORP.        CALL     313400901        838     15,000      CALL
GENENTECH, INC.                         COM      368710406      9,789    300,000 SH          SOLE              300,000
GENERAL ELECTRIC CO.                    COM      369604103     29,149  1,182,500 SH          SOLE            1,182,500
GLAXOSMITHKLINE PLC                     COM      37733W105      9,621    250,360 SH          SOLE              250,360
HCA INC.                                COM      404119109     19,044    400,000 SH          SOLE              400,000
HERSHEY FOODS CORP                      COM      427866108      4,343     70,000 SH          SOLE               70,000
HERSHEY FOODS CORP                      PUT      427866958      3,102     50,000       PUT
INTEL CORP.                             COM      458140100      9,584    690,000 SH          SOLE              690,000
INVESTORS FINANCIAL SERV. CORP.         COM      461915100     16,242    600,000 SH          SOLE              600,000
JOHNSON & JOHNSON                       COM      478160104     19,469    360,000 SH          SOLE              360,000
JOHNSON & JOHNSON                       CALL     478161904        811     15,000      CALL
KEYSPAN CORP.                           COM      49337W100     13,400    400,000 SH          SOLE              400,000
LILLY (ELI) & CO.                       COM      532457108     10,515    190,000 SH          SOLE              190,000
LUCENT TECHNOLOGIES INC.                COM      549463107        304    400,000 SH          SOLE              400,000
MELLON FINANCIAL CORP.                  COM      58551A108     10,891    420,000 SH          SOLE              420,000
MURPHY OIL CORP                         COM      626717102      4,103     50,000 SH          SOLE               50,000
MURPHY OIL CORP                         PUT      626717952      2,872     35,000       PUT
NOKIA CORP. PFD                         ADRS     654902204     18,285  1,380,000 SH          SOLE            1,380,000
NOKIA CORP. PFD                         CALL     654902900        331     25,000      CALL
NORTHWESTERN CORP.                      COM      668074107      4,880    500,000 SH          SOLE              500,000
ORACLE CORP                             COM      68389X105      6,917    880,000 SH          SOLE              880,000
PEPSICO, INC.                           COM      713448108     16,258    440,000 SH          SOLE              440,000
PETROLEUM & RESOURCES CORP.             COM      716549100     36,457  1,913,761 SH          SOLE            1,913,761
PFIZER,INC.                             COM      717081103     14,060    484,500 SH          SOLE              484,500
PFIZER, INC.                            PUT      717081953        450     15,500       PUT
PHARMACIA CORP.                         COM      71713U102     14,343    368,900 SH          SOLE              368,900
PHILADELPHIA SUBURBAN CORP              COM      718009608     17,560    865,000 SH          SOLE              865,000
PROCTER & GAMBLE CO.                    COM      742718109     15,194    170,000 SH          SOLE              170,000
PROCTER & GAMBLE CO.                    CALL     742718909      3,128     35,000      CALL
PROCTER & GAMBLE CO.                    PUT      742718959      4,469     50,000       PUT
PROVIDENT BANKSHARES CORP.              COM      743859100      7,230    335,021 SH          SOLE              335,021
ROHM & HAAS                             COM      775371107     11,160    360,000 SH          SOLE              360,000
ROHM & HAAS                             PUT      775371957        620     20,000       PUT
SBC COMMUNICATIONS INC.                 COM      78387G103     12,462    620,000 SH          SOLE              620,000
SAFEWAY, INC.                           COM      786514208      9,255    415,000 SH          SOLE              415,000
SAPIENT CORP                            COM      803062108      1,185  1,150,000 SH          SOLE            1,150,000
SIEBEL SYSTEMS INC.                     COM      826170102      2,703    470,000 SH          SOLE              470,000
SIEBEL SYSTEMS INC.                     PUT      826170952         57     10,000       PUT
SOLECTRON CORP.                         COM      834182107      4,220  2,000,000 SH          SOLE            2,000,000
SUN MICROSYSTEMS INC.                   COM      866810104      1,334    515,000 SH          SOLE              515,000
SYMANTEC CORP 3.00% CONV SUB NOTES      PFD      871503AA6        630    500,000 SH          SOLE              500,000
SYMANTEC CORP.                          COM      871503108      8,418    250,000 SH          SOLE              250,000
TECO ENERGY, INC                        COM      872375100     10,322    650,000 SH          SOLE              650,000
TECO ENERGY, INC.                       CALL     872375900      2,695    169,700      CALL
TECO ENERGY, INC.                       PUT      872375950      1,937    122,000       PUT
TARGET CORP                             COM      87612E106     13,579    460,000 SH          SOLE              460,000
TARGET CORP                             PUT      886547956        443     15,000       PUT
3M COMPANY                              COM      88579Y101     17,045    155,000 SH          SOLE              155,000
3M COMPANY                              CALL     604059905      2,199     20,000      CALL
UNITED PARCEL SERVICE                   COM      911312106     19,696    315,000 SH          SOLE              315,000
UNITED TECHNOLOGIES                     COM      913017109     22,596    400,000 SH          SOLE              400,000
VERTEX PHARMACEUTICALS INC.             COM      92532F993      4,586    248,016 SH          SOLE              248,016
VODAFONE AIRTOUCH PLC                   ADRS     92857W100      6,320    492,614 SH          SOLE              492,614
WACHOVIA CORP.                          COM      929903102     12,422    380,000 SH          SOLE              380,000
WELLS FARGO & CO.                       COM      949746101     26,488    550,000 SH          SOLE              550,000
WILMINGTON TRUST CORP.                  COM      971807102     12,146    420,000 SH          SOLE              420,000
WYETH COMPANY                           COM      983024100      9,540    300,000 SH          SOLE              300,000
                                                              825,478

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